UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower – Suite 200

Washington, D.C. 20007-5118

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments

(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

FHA Permanent Securities (2.9% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$7	$7	$7

Multifamily	3.65%	Dec-2037	9,454	9,677	9,393
	3.75%	Aug-2048	4,000	3,996	3,993
	4.00%	Dec-2053	64,730	64,705	65,021
	4.79%	May-2053	4,805	5,061	4,915
	5.17%	Feb-2050	8,010	8,640	8,675
	5.35%	Mar-2047	7,289	7,298	7,308
	5.55%	Aug-2042	7,872	7,875	7,914
	5.60%	Jun-2038	2,416	2,420	2,429
	5.65%	Oct-2038	1,880	1,910	1,883
	5.80%	Jan-2053	2,037	2,048	2,330
	5.87%	May-2044	1,765	1,764	1,845
	5.89%	Apr-2038	4,540	4,545	4,553
	6.02%	Jun-2035	4,184	4,185	4,210
	6.20%	Apr-2052	11,504	11,500	13,407
	6.40%	Aug-2046	3,779	3,781	4,138
	6.48%	Nov-2041	6,182	6,414	6,222
	6.60%	Jan-2050	3,350	3,379	3,846
	6.75%	Jul-2040	3,965	3,950	3,972
	7.20%	Oct-2039	2,811	2,816	2,834
	7.50%	Sep-2032	1,305	1,302	1,332
	7.70%	Dec-2048	5,308	6,102	6,327
	7.93%	Apr-2042	2,658	2,658	2,659
			163,844	166,026	169,206
Total FHA Permanent Securities			$163,851	$166,033	$169,213

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (29.4% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040	$5,357	$5,421	$5,707
	4.50%	Aug-2040	3,291	3,363	3,552
	5.50%	Jan-2033 - Jun-2037	2,999	2,990	3,388
	6.00%	Jan-2032 - Aug-2037	1,939	1,941	2,209
	6.50%	Jul-2028	58	58	66
	7.00%	Apr-2026 - Jan-2030	1,138	1,141	1,319
	7.50%	Nov-2017 - Aug-2030	590	593	687
	8.00%	Sep-2026 - Nov-2030	475	483	564
	8.50%	Jun-2022 - Aug-2027	402	404	454
	9.00%	Mar-2020 - Jun-2025	78	78	84
	9.50%	Sep-2021 - Sep-2030	38	39	44
			16,365	16,511	18,074

Multifamily	1.73%	May-2042	3,908	3,916	3,872
	2.15%	May-2056	9,200	9,182	9,108
	2.18%	May-2039	6,440	6,493	6,424
	2.20%	Jun-2056	9,697	9,675	9,591
	2.25%	Dec-2048	11,940	11,836	11,812
	2.30%	Mar-2056 - May-2056	52,362	52,201	51,984
	2.30%	Oct-2056	31,240	30,878	30,708
	2.31%	Nov-2051	7,076	7,077	6,706
	2.32%	Apr-2054	22,346	22,959	20,619
	2.35%	Dec-2040 - Nov-2056	36,180	36,688	34,795
	2.40%	Aug-2047	12,914	12,945	12,830
	2.43%	Nov-2038	20,000	20,092	19,994
	2.50%	Jul-2045 - Mar-2057	41,823	41,890	41,282
	2.53%	Jul-2038 - Feb-2040	30,641	31,074	30,727
	2.55%	Feb-2048	22,252	22,428	21,131
	2.60%	Apr-2048 - Apr-2056	55,241	55,575	55,313
	2.65%	Jan-2053	51,015	51,467	49,774
	2.70%	May-2048	28,510	29,003	28,663
	2.70%	Jul-2056	15,551	15,740	15,485
	2.72%	Feb-2044	1,023	1,055	1,026
	2.79%	Apr-2049	19,367	19,592	19,290
	2.82%	Apr-2050	1,500	1,535	1,478
	2.87%	Feb-2036 - Dec-2043	25,000	25,324	25,083
	2.89%	Mar-2046	32,000	32,239	31,868
	2.98%	May-2052	55,000	55,550	55,165
	3.00%	Mar-2051	20,000	20,112	19,787
	3.05%	May-2044	45,500	45,825	45,951
	3.05%	May-2054	11,545	11,608	11,386
	3.06%	Aug-2040	2,253	2,312	2,257
	3.10%	Jan-2044	23,000	23,350	23,250
	3.13%	Nov-2040	723	743	724
	3.19%	Jan-2049 - Apr-2055	22,045	22,749	22,025
	3.20%	Jul-2041 - Oct-2053	24,653	24,810	24,914
	3.24%	Apr-2051	5,208	5,289	5,332
	3.25%	Sep-2054	35,000	34,675	35,100
	3.26%	Nov-2043	20,000	20,036	20,056
	3.30%	May-2055	10,000	9,491	9,958
	3.33%	Jun-2043	15,000	15,535	15,166
	3.35%	Nov-2042 - Mar-2044	25,000	24,453	25,313
	3.37%	Dec-2046	19,200	19,480	19,343
	3.40%	Apr-2017 - Jul-2046	7,785	8,053	7,844
	3.47%	Apr-2046	7,811	8,339	8,143
	3.49%	Mar-2042	28,000	29,149	28,582
	3.49%	Feb-2044	4,000	4,219	4,062
	3.50%	Feb-2051 - Jan-2054	31,363	31,191	31,872
	3.51%	May-2042	10,000	10,174	10,136
	3.52%	Sep-2041	8,522	9,095	8,590
	3.55%	Apr-2051	5,633	5,843	5,739
	3.56%	Nov-2044	22,110	22,803	22,573
	3.57%	Apr-2053	33,592	36,042	35,287

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Securities (29.4% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
	3.59%	Sep-2050		7,900	8,357	8,231
	3.66%	Sep-2052		6,500	6,762	6,622
	3.67%	Nov-2035		16,990	17,785	17,690
	3.71%	Nov-2052		9,412	10,186	9,903
	3.73%	Dec-2045		8,583	8,186	8,759
	3.77%	Sep-2046 - Sep-2053		11,466	12,407	11,807
	3.81%	Dec-2053		10,499	10,596	10,802
	3.82%	Sep-2051		7,375	7,700	7,566
	3.84%	Apr-2046		10,000	10,030	10,344
	3.85%	Oct-2054		31,064	31,216	32,764
	3.85%	Jan-2056		32,928	33,258	35,536
	3.86%	Oct-2047		2,853	2,878	2,865
	3.89%	Jun-2045		20,000	20,270	20,669
	3.90%	Apr-2055		16,661	17,303	17,624
	3.92%	Aug-2039		48,108	51,734	49,993
	3.95%	Jul-2053		5,901	5,914	6,210
	4.00%	May-2049		9,540	10,275	9,650
	4.05%	Feb-2052		6,332	6,334	6,574
	4.05%	Oct-2053		58,655	63,351	64,156
	4.09%	Feb-2056		57,485	58,350	62,877
	4.10%	May-2051		4,093	4,492	4,436
	4.15%	Jun-2053		2,189	2,221	2,291
	4.25%	Sep-2038		36,717	36,936	38,262
	4.29%	Mar-2053		48,380	48,692	53,609
	4.45%	Jun-2055		2,610	2,502	2,861
	4.50%	May-2038		19,445	21,268	20,600
	4.63%	Sep-2037	[1]	1,500	1,462	1,539
	4.70%	Oct-2056		3,389	3,570	3,833
	4.90%	Mar-2044	[1]	1,000	991	1,028
	5.05%	Apr-2049	[1]	2,750	2,751	2,772
	5.15%	Dec-2050		15,109	14,966	16,828
	5.25%	Apr-2037		19,750	19,743	21,382
	5.34%	Jul-2040		11,128	10,976	11,675
	5.45%	Sep-2037		13,032	14,258	14,199
	5.55%	May-2049	[1]	10,015	10,015	10,144
				1,609,528	1,639,525	1,644,219

When Issued[2]	3.50%	June-2057		60,250	64,392	63,190
Total Ginnie Mae Securities				$1,686,143	$1,720,428	$1,725,483

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (3.7% of net assets)

	Interest Rates[3]				Unfunded
	Permanent	Construction	Maturity Date		Commitments[4]	Face Amount	Amortized Cost	Value

Multifamily	3.30%	3.30%	Jul-2057		$4,977	$20,950	$21,735	$21,814
	3.40%	3.40%	Nov-2058	[1]	10,212	384	534	522
	3.50%	3.50%	Mar-2057		3,063	20,234	21,174	21,303
	3.50%	3.50%	Apr-2057		321	25,221	25,989	26,669
	3.53%	3.53%	Apr-2042		7,381	10,919	11,605	11,575
	3.55%	3.55%	Apr-2057		4,024	37,606	38,762	39,829
	3.60%	3.60%	Jun-2057		65	14,250	14,828	15,084
	3.62%	3.62%	Dec-2057		490	29,260	29,859	31,248
	3.66%	3.66%	Jul-2058		18,205	5,795	6,108	6,411
	3.68%	3.68%	Jun-2057		1,230	26,525	27,370	28,435
	3.68%	3.68%	Aug-2057		3,080	11,740	12,108	12,632
					53,048	202,884	210,072	215,522

Forward Commitments	3.30%	3.30%	Mar-2057		5,188	—	39	79
	3.49%	3.49%	Aug-2058		11,213	—	280	379
					16,401	—	319	458
Total Ginnie Mae Construction Securities					$69,449	$202,884	$210,391	$215,980

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.23%[5]	Mar-2037	$342	$338	$341
	1.28%[5]	Jul-2043	14,459	14,357	14,426
	1.30%[5]	Jun-2037	1,905	1,906	1,905
	1.33%[5]	Mar-2043 - Nov-2044	36,278	36,252	36,272
	1.36%[5]	Nov-2042	7,564	7,567	7,570
	1.38%[5]	Apr-2037 - Oct-2044	19,772	19,811	19,811
	1.44%[5]	Oct-2042	6,720	6,752	6,745
	1.48%[5]	Dec-2040 - Feb-2043	40,679	40,557	40,903
	1.50%[5]	Jun-2042	4,574	4,600	4,600
	1.53%[5]	Mar-2042	10,684	10,702	10,762
	1.57%[5]	Mar-2041	7,479	7,541	7,534
	1.58%[5]	Mar-2042 - Oct-2043	16,727	16,788	16,889
	1.68%[5]	Dec-2040	3,563	3,575	3,606
	2.58%[5]	May-2033	440	442	461
	2.61%[5]	Sep-2035	849	846	890
	2.73%[5]	Jul-2033 - Aug-2033	3,361	3,365	3,536
	2.75%[5]	Apr-2034	1,275	1,306	1,333
	2.79%[5]	Nov-2033	2,342	2,343	2,421
	2.80%[5]	Jul-2033 - Aug-2033	1,197	1,194	1,256
	2.86%[5]	Aug-2033	240	239	248
	3.00%	Apr-2031 - Jun-2046	66,893	69,332	66,896
	3.13%	Nov-2034	1,353	1,388	1,420
	3.50%	Oct-2026 - Jan-2046	87,973	91,441	90,441
	4.00%	Jun-2018 - Oct-2046	76,483	79,274	80,455
	4.50%	Mar-2018 - May-2044	65,640	68,395	70,532
	5.00%	May-2017 - Apr-2041	19,154	19,761	20,907
	5.50%	Jul-2017 - Jun-2038	10,470	10,508	11,636
	6.00%	May-2017 - Nov-2037	5,816	5,845	6,597
	6.50%	Sep-2028 - Jul-2036	1,102	1,127	1,251
	7.00%	Sep-2027 - May-2032	1,045	1,047	1,199
	7.50%	May-2018 - Sep-2031	357	355	407
	8.00%	Apr-2030 - May-2031	67	68	70
	8.50%	Dec-2021 - Apr-2031	39	39	41
	9.00%	May-2025	—	—	1
			516,842	529,061	533,362

Multifamily	1.22%	Nov-2022	22,815	22,824	22,830
	1.38%	Jan-2027	25,000	25,008	25,022
	1.41%	Jan-2023	18,080	18,088	18,088
	1.62%	Jan-2023	23,178	23,163	23,248
	1.73%	Apr-2022	10,075	10,079	10,078
	2.21%	Dec-2022	31,010	31,028	30,585
	2.21%	Dec-2022	23,534	23,548	23,212
	2.24%	Dec-2022	31,092	31,109	30,708
	2.26%	Nov-2022	6,461	6,486	6,388
	2.34%	Sep-2026	28,500	28,718	27,167
	2.38%	Jul-2026	21,840	21,894	20,820
	2.44%	Aug-2026	22,400	22,400	21,549
	2.46%	Aug-2026	25,830	25,844	24,831
	2.48%	Jul-2021	45,000	45,087	45,263
	2.48%	Oct-2028	24,990	25,122	23,553
	2.49%	Dec-2026	17,025	17,085	16,527
	2.50%	Jun-2026	60,000	60,000	57,466
	2.50%	Jul-2026	37,680	37,804	35,709
	2.57%	Sep-2028	40,100	40,848	38,052
	2.70%	Nov-2025	16,215	16,242	16,018
	2.72%	Jul-2028	36,400	36,963	34,944
	2.75%	Jul-2028	15,750	16,016	15,284
	2.80%	Mar-2018 - Apr-2025	20,286	20,591	20,055
	2.84%	Mar-2022	3,584	3,598	3,676
	2.85%	Mar-2022	33,000	33,071	33,714
	2.91%	Jun-2031	25,000	25,265	23,862
	2.92%	Jan-2026 - Apr-2028	34,255	34,410	33,984
	2.94%	Jul-2039	16,212	16,448	15,884
	2.97%	May-2026	19,110	19,920	19,303
	2.99%	Jun-2025	2,750	2,763	2,775
	3.00%	Mar-2028	9,360	9,370	9,264
	3.02%	Jun-2027	4,057	4,076	4,088
	3.04%	Apr-2030	25,100	25,235	24,683
	3.05%	Apr-2030	28,800	28,850	28,042
	3.12%	Apr-2030	14,000	14,007	13,876
	3.15%	Jan-2027	20,942	20,993	21,267
	3.18%	May-2035	11,828	12,048	11,637
	3.20%	Oct-2027	10,768	10,862	10,935
	3.21%	May-2030	7,269	7,437	7,263
	3.22%	Sep-2026	28,451	28,509	29,128
	3.25%	Nov-2027	10,768	10,862	10,962
	3.26%	Jan-2027	7,760	7,800	7,911
	3.31%	Oct-2027	16,320	16,572	16,655
	3.35%	Feb-2029	20,000	20,405	20,336
	3.36%	Dec-2023 - Oct-2029	20,093	20,146	20,654
	3.40%	Oct-2026	3,078	3,102	3,186
	3.41%	Sep-2023 - Feb-2029	36,673	36,995	37,721
	3.42%	Apr-2035	5,555	5,667	5,520
	3.43%	Oct-2026	7,559	7,619	7,840
	3.46%	Dec-2023	3,500	3,516	3,651
	3.54%	Oct-2021	7,187	7,208	7,547
	3.61%	Sep-2023	6,577	6,639	6,897
	3.63%	Jul-2035	21,987	22,029	22,540
	3.66%	Jul-2021	107,988	108,048	113,518
	3.66%	Oct-2023	4,830	4,885	5,080

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.7% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
	3.77%	Dec-2033	10,500	10,768	11,005
	3.84%	May-2018	7,140	7,172	7,291
	3.87%	Sep-2023	2,537	2,596	2,694
	4.03%	Oct-2021	6,904	6,908	7,374
	4.06%	Oct-2025	24,291	24,380	26,058
	4.15%	Jun-2021	9,043	9,051	9,655
	4.22%	Jul-2018	717	717	729
	4.25%	May-2021	4,124	4,124	4,406
	4.27%	Nov-2019	5,781	5,779	6,074
	4.32%	Nov-2019	2,855	2,855	3,002
	4.33%	Nov-2019 - Mar-2021	23,197	23,195	24,499
	4.38%	Apr-2020	9,807	9,812	10,371
	4.44%	May-2020	5,817	5,818	6,164
	4.49%	Jun-2021	948	952	1,019
	4.50%	Feb-2020	4,084	4,084	4,125
	4.52%	Nov-2019 - May-2021	6,946	6,964	7,407
	4.55%	Nov-2019	2,737	2,736	2,888
	4.56%	Jul-2019	7,065	7,067	7,410
	4.66%	Jul-2021	1,255	1,260	1,278
	4.68%	Jul-2019	12,628	12,622	13,277
	4.69%	Jan-2020 - Jun-2035	13,518	13,547	14,364
	4.71%	Mar-2021	5,682	5,707	6,136
	4.73%	Feb-2021	1,493	1,499	1,613
	4.80%	Jun-2019	2,061	2,060	2,168
	4.86%	May-2019	1,377	1,376	1,447
	4.89%	Nov-2019	854	855	908
	4.94%	Apr-2019	3,371	3,370	3,542
	5.00%	Jun-2019	1,801	1,801	1,902
	5.02%	Jun-2019	780	781	824
	5.04%	Jun-2019	1,785	1,783	1,884
	5.05%	Jun-2019	1,253	1,253	1,324
	5.08%	Apr-2021	40,000	40,001	43,491
	5.09%	Jun-2018	3,833	3,839	3,831
	5.11%	Jul-2019	832	833	882
	5.12%	Jul-2019	8,340	8,336	8,836
	5.13%	Jul-2019	846	845	896
	5.15%	Oct-2022	2,292	2,299	2,493
	5.25%	Jan-2020	6,538	6,540	7,021
	5.29%	May-2022	5,041	5,041	5,618
	5.30%	Aug-2029	5,840	5,748	6,578
	5.45%	May-2033	2,577	2,585	2,665
	5.47%	Aug-2024	7,939	7,965	8,493
	5.52%	Mar-2018	565	565	564
	5.60%	Feb-2018 - Jan-2024	10,036	10,036	10,950
	5.63%	Dec-2019	4,050	4,054	4,157
	5.69%	Jun-2041	4,686	4,815	5,145
	5.75%	Jun-2041	2,272	2,344	2,546
	5.91%	Mar-2037	1,850	1,884	1,907
	5.96%	Jan-2029	349	350	360
	6.03%	Jun-2017 - Jun-2036	3,730	3,772	3,720
	6.06%	Jul-2034	8,714	8,888	9,392
	6.11%	Aug-2017	3,315	3,315	3,365
	6.15%	Jan-2019	31,574	31,575	33,168
	6.15%	Jan-2023- Oct-2032	6,616	6,647	6,461
	6.22%	Aug-2032	1,544	1,564	1,516
	6.23%	Sep-2034	1,273	1,310	1,330
	6.28%	Nov-2028	2,459	2,541	2,608
	6.35%	Aug-2032	9,428	9,449	9,585
	6.38%	Jul-2021	5,060	5,067	5,606
	6.39%	Apr-2019	821	821	807
	6.52%	May-2029	4,600	4,825	4,822
	7.20%	Aug-2029	759	751	767
	7.75%	Dec-2024	1,246	1,246	1,245
	8.40%	Jul-2023	298	296	302
	8.50%	Nov-2019	1,349	1,366	1,458
			1,550,645	1,558,707	1,566,219

When Issued[2]	3.14%	Apr-2029	7,889	7,921	7,979
	3.32%	Apr-2029	20,080	20,231	20,365
	3.41%	Apr-2029	20,347	20,761	20,911
	3.50%	Apr-2037	20,000	20,294	20,459
	3.50%	Apr-2037	25,000	25,507	25,574
	3.50%	Apr-2037	25,000	25,542	25,574
	4.00%	Apr-2037	25,000	25,933	26,225
	4.00%	Apr-2037	20,000	20,979	20,980
			163,316	167,168	168,067
Total Fannie Mae Securities			$2,230,803	$2,254,936	$2,267,648

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.1% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	1.21%[5]	Feb-2036	$1,678	$1,678	$1,678
	1.24%[5]	May-2037	244	244	244
	1.26%[5]	Apr-2036 - Mar-2045	33,073	33,095	33,055
	1.31%[5]	Aug-2043	6,118	6,113	6,128
	1.39%[5]	Oct-2040	4,969	4,964	4,965
	1.41%[5]	Oct-2040 - Jun-2044	46,979	46,998	47,248
	1.46%[5]	Nov-2040	5,763	5,821	5,807
	1.58%[5]	Aug-2037	5,037	5,104	5,094
	2.50%	Jan-2043 - Aug-2046	19,210	19,520	18,385
	2.74%	Oct-2033	961	954	1,010
	2.84%	Jun-2033	403	402	424
	3.00%	Aug-2042 - Sep-2046	83,813	85,932	83,451
	3.02%	Jul-2035	282	281	298
	3.50%	Jan-2026 - Oct-2046	194,392	199,978	199,689
	3.50%	Jun-2046	28,344	29,147	29,014
	4.00%	Aug-2020 - Jul-2046	137,085	143,537	144,014
	4.00%	Aug-2045	25,000	26,157	26,229
	4.50%	Aug-2018 - Dec-2044	70,040	73,608	75,480
	5.00%	Jan-2019 - Mar-2041	11,848	11,979	12,740
	5.50%	Oct-2017 - Jul-2038	5,235	5,210	5,825
	6.00%	Apr-2017 - Feb-2038	6,313	6,387	7,191
	6.50%	Apr-2028 - Nov-2037	838	847	966
	7.00%	Apr-2028 - Mar-2030	65	60	76
	7.50%	Aug-2029 - Apr-2031	63	60	73
	8.00%	Aug-2017 - Dec-2029	1	1	2
	8.50%	Nov-2018 - Jan-2025	79	79	90
	9.00%	Mar-2025	53	53	61
			687,886	708,209	709,237

Multifamily	1.48%	Sep-2022	36,100	36,054	36,164
	1.63%	Jan-2023	19,736	19,736	19,747
	1.68%	Nov-2022	35,000	35,000	35,119
	2.95%	Jan-2018	700	695	704
			91,536	91,485	91,734

When Issued[2]	4.00%	Apr-2037	25,000	26,037	26,225
Total Freddie Mac Securities			$804,422	$825,731	$827,196

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (3.9% of net assets)

		Interest Rates[3]			Unfunded
	Issuer	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value

Multifamily	City of Chicago	0.00%	2.00%	May-2019	$—	$5,700	$5,700	$5,713
	NYC Housing Development Corp	2.95%	—	Nov-2045	—	5,000	5,000	5,064
	Connecticut Housing Finance Auth	3.25%	—	May-2050	—	12,500	12,376	10,920
	NYC Housing Development Corp	3.75%	—	May-2035 - Nov-2035	—	5,980	5,980	6,012
	MassHousing	3.85%	—	Dec-2058	—	9,980	9,976	8,777
	NYC Housing Development Corp	4.00%	—	Dec-2028	—	5,000	5,104	5,245
	MassHousing	4.04%	—	Nov-2032	—	1,305	1,305	1,309
	MassHousing	4.13%	—	Dec-2036	—	5,000	5,000	5,117
	NYC Housing Development Corp	4.20%	—	Dec-2039	—	8,305	8,305	8,531
	NYC Housing Development Corp	4.25%	—	Nov-2025	—	1,150	1,150	1,200
	NYC Housing Development Corp	4.29%	—	Nov-2037	—	1,190	1,190	1,184
	NYC Housing Development Corp	4.40%	—	Nov-2024	—	4,120	4,120	4,299
	NYC Housing Development Corp	4.44%	—	Nov-2041	—	1,120	1,120	1,119
	NYC Housing Development Corp	4.49%	—	Nov-2044	—	455	455	455
	NYC Housing Development Corp	4.50%	—	Nov-2030	—	1,680	1,683	1,757
	MassHousing	4.50%	—	Dec-2056	—	45,000	45,000	46,127
	NYC Housing Development Corp	4.60%	—	Nov-2030	—	4,665	4,665	4,897
	NYC Housing Development Corp	4.70%	—	Nov-2035	—	1,685	1,685	1,777
	NYC Housing Development Corp	4.78%	—	Aug-2026	—	12,500	12,502	13,209
	NYC Housing Development Corp	4.80%	—	Nov-2040	—	2,860	2,862	2,990
	NYC Housing Development Corp	4.90%	—	Nov-2034 - Nov-2041	—	8,800	8,800	9,219
	NYC Housing Development Corp	4.95%	—	Nov-2039 - May-2047	—	13,680	13,682	14,317
	MassHousing	5.55%	—	Nov-2039	—	5,000	4,981	5,375
	MassHousing	5.69%	—	Nov-2018	—	1,830	1,830	1,881
	MassHousing	5.70%	—	Jun-2040	—	13,250	13,252	13,827
	MassHousing	6.42%	—	Nov-2039	—	22,000	22,000	23,583
	MassHousing	6.50%	—	Dec-2039	—	690	690	696
	MassHousing	6.58%	—	Dec-2039	—	11,385	11,385	11,481
	MassHousing	6.70%	—	Jun-2040	—	10,895	10,895	11,570
					—	222,725	222,693	227,651

Forward Commitments	MassHousing	—	3.00%	Oct-2018[6]	9,464	—	(95)	(39)
	Connecticut Housing Finance Auth	—	3.25%	Nov-2019[6]	22,450	50	(5)	30
					31,914	50	(100)	(9)
Total State Housing Finance Agency Securities					$31,914	$222,775	$222,593	$227,642

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.3% of net assets)

	Interest Rates[3]			Unfunded
Issuer	Permanent	Construction	Maturity Date	Commitments[4]	Face Amount	Amortized Cost	Value

Direct Loans
Harry Silver Housing Company, Inc.	—	3.20%	Apr-2017	$—	$5,197	$5,201	$5,212
Harry Silver Housing Company, Inc.	—	3.20%	Apr-2017	2,596	207	208	215
Detroit Home Repair Program	—	5.75%	Dec-2017	144	102	102	105
				2,740	5,506	5,511	5,532
Privately Insured Construction/Permanent Mortgages[7]
IL Housing Development Authority	5.40%	—	Mar-2047	—	8,157	8,160	8,158
IL Housing Development Authority	6.20%	—	Dec-2047	—	3,089	3,099	3,075
IL Housing Development Authority	6.40%	—	Nov-2048	—	934	945	924
				—	12,180	12,204	12,157
Total Other Multifamily Investments				$2,740	$17,686	$17,715	$17,689

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities (2.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$10,000	$10,166	$10,011
Deutsche Bank	2.94%	Jan-2046	19,070	19,538	19,225
Nomura	3.19%	Mar-2046	20,000	20,400	20,404
JP Morgan	3.48%	Jun-2045	10,000	10,471	10,385
Citigroup	3.62%	Jul-2047	8,000	8,213	8,259
Barclays/ JP Morgan	3.81%	Jul-2047	2,250	2,310	2,347
RBS/ Wells Fargo	3.82%	Aug-2050	5,000	5,136	5,214
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,133	5,253
Barclays/ JP Morgan	4.00%	Apr-2047	5,000	5,134	5,278
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,532	21,132
Barclays/ JP Morgan	4.08%	Feb-2047	6,825	7,178	7,242
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,185	7,488
Deutsche Bank	5.00%	Nov-2046	18,990	19,447	20,441
Total Commercial Mortgage Backed Securities			$137,135	$140,843	$142,679

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

United States Treasury Securities (6.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

1.63%	May-2026	$10,000	$10,087	$9,381
2.13%	May-2025	85,000	83,570	83,725
2.25%	Nov-2024	65,000	66,870	64,838
2.25%	Nov-2025	30,000	30,585	29,741
2.38%	Aug-2024	90,000	90,425	90,712
2.50%	May-2026	15,000	15,808	13,434
2.50%	Feb-2046	15,000	14,320	13,448
2.88%	Aug-2045	10,000	10,259	9,700
3.13%	Aug-2044	55,000	56,753	56,077
Total United States Treasury Securities		$375,000	$378,677	$371,056

Total Fixed-Income Investments		$5,840,699	$5,937,347	$5,964,586

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiaries (less than 0.5% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.[8]	1,000	$1	$—	$(17)
HIT Advisers, LLC[9]	—	1	—	$(767)
Total Equity Investment	1,000	$2	$—	$(784)

Schedule of Portfolio Investments

March 31, 2017 (Dollars in thousands; unaudited)

Short-Term Investments (3.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

NYS Housing Finance Agency	0.72%[10]	Nov-2049	$8,300	$8,300	$8,300
National Secuirty Clearing Corp	0.82%	Apr-2017	25,000	25,000	25,000
Blackrock Federal Funds 30	0.42%	Apr-2017	167,741	167,741	167,741
Total Short-Term Investments			$201,041	$201,041	$201,041

Total Investments			$6,041,742	$6,138,390	$6,164,843

Schedule of Portfolio Investments

March 31, 2017

Footnotes

1	Tax-exempt bonds collateralized by Ginnie Mae securities.

2	The HIT records when issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued basis are marked to market monthly and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The HIT may make commitments in securities or loans that fund over time on a draw basis or forward commitments that fund at a single point in time. The unfunded amount of these commitments totaled $104.1 million at period end. Generally, GNMA construction securities fund over a 12- to 24-month period. Funding periods for State Housing Finance Agency construction securities and Direct Loans vary by project, but generally fund over a one- to 48-month period. Forward commitments generally settle within 12 months of the original commitment date.

5	The coupon rate shown on these floating or adjustable rate securities represents the rate at period end.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to November 1, 2019. The notes are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT’s Board of Trustees.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	As of March 31, 2017, HIT held 100% of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department of Treasury. The investment in BACDE was valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates its carrying value. The shares of BACDE are not registered under the federal securities laws.

9	The HIT has a participation interest in HIT Advisers, LLC, a Delaware limited liability company. HIT Advisers is a New York based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT’s valuation committee in accordance with the fair value procedures adopted by the HIT’s Board of Trustees, and approximates carrying value. The participation interest is not registered under the federal securities laws.

10	Variable rate bond with a weekly interest rate reset and can be redeemed at par, with accrued and unpaid interest, with a seven-day notice. The coupon rate shown represents the rate at period end.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of March 31, 2017

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, general, and other funds that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of each month. The HIT’s Board of Trustees is responsible for the valuation process and has delegated the supervision of the valuation process to a Valuation Committee. The Valuation Committee, in accordance with the policies and procedures adopted by the HIT’s Board of Trustees, is responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information, and reporting to the Board of Trustees on valuation issues, including fair value determinations. The following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets.

Portfolio securities for which market quotations are readily available are valued by using independent pricing services. For U.S. Treasury securities, pricing services generally base prices on actual transactions, as well as dealer-supplied market information. For state housing finance agency securities, independent pricing services generally base prices using models that utilize trading spreads, new issue scales, verified bid information, and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes, and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans, and collateralized mortgage obligations, independent pricing services generally base prices on an active TBA (“to-be-announced”) market for mortgage pools, discounted cash flow models or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as, dealer supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

When the HIT finances construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations are not readily available or deemed unreliable are valued at their fair value determined in good faith by the HIT’s Valuation Committee using consistently applied procedures adopted by the HIT’s Board of Trustees. In determining fair value, the Valuation Committee will employ a valuation method that it believes reflects fair value for the particular asset, which may include, among other things, the referral of that asset to an independent valuation consultant or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on March 31, 2017 the HIT fair valued less than 0.05% of the HIT’s net assets.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value.

The HIT has two wholly owned subsidiaries, Building America CDE, Inc. (Building America or BACDE) and HIT Advisers, LLC (HIT Advisers). Building America and HIT Advisers are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates their respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that may reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2017:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$169,213	$—	$169,213
Ginnie Mae Securities	—	1,662,293	—	1,662,293
Ginnie Mae Construction Securities	—	215,522	—	215,522
Fannie Mae Securities	—	2,099,581	—	2,099,581
Freddie Mac Securities	—	800,971	—	800,971
Commercial Mortgage-Backed Securities	—	142,679	—	142,679
State Housing Finance Agency Securities	—	227,651	—	227,651
Other Multifamily Investments
Direct Loans	—	—	5,532	5,532
Privately Insured Construction/Permanent Mortgages	—	12,157	—	12,157
Total Other Multifamily Investments	—	12,157	5,532	17,689
United States Treasury Securities	—	371,056	—	371,056
Equity Investments	—	—	(784)	(784)
Short-Term Investments	201,041	—	—	201,041
Other Financial Instruments*	—	257,931	—	257,931
Total Investment	$201,041	$5,959,054	$4,748	$6,164,843

*If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2017.

Investments in Securities ($ in thousands)
	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2016	$5,425	$(478)	$4,947
Total Unrealized Gain(Loss)(a)	2	(306)	(304)
Purchase	105	—	105
Ending balance, 3/31/2017	$5,532	$(784)	$4,748

(a)Net change in unrealized gain (loss) attributable to Level 3 securities held at March 31, 2017 totaled $(304,000).

Level 3 securities primarily consist of Direct Loans (Other Multifamily Investments) which were valued by an independent pricing service at March 31, 2017 utilizing a discounted cash flow model with spreads to relevant U.S. Treasuries ranging from 120 to 380 basis points and weighted average lives of 0.17 to 1.83 years.

Federal Income Taxes

At March 31, 2017, investments for federal income tax purposes approximated book cost at amortized cost of $6,138,390,000.  Net unrealized gains aggregated $26,453,000 at period-end, of which $95,523,000 related to appreciated investments and $69,070,000 related to depreciated investments.

Note 2. Transactions with Related Entities

Building America is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury. Building America has committed $85 million in New Markets Tax Credit (NMTC) awards to qualified transactions. In November 2016, Building America was allocated an additional $45 million in NMTC awards for the 2015 and 2016 combined allocation round. Building America receives fees for committing NMTCs to such qualified transactions and ongoing asset management fees on closed transactions. HIT receives no services from Building America and carries it as a portfolio investment that meets the definition of a controlled affiliate.

The NMTC program(b), which is run by the CDFI Fund, provides tax credits to equity investors that invest in businesses operating in low-income areas, including those that engage in the creation of housing and other construction activities.

(b)The New Markets Tax Credit (NMTC) Program, enacted by Congress as part of the Community Renewal Tax Relief Act of 2000, is incorporated as section 45D of the Internal Revenue Code.

Summarized financial information for Building America on a historical cost basis is included in the table below:

$ in Thousands
As of March 31, 2017
Assets	$342
Liabilities	$359
Equity	$(17)

For the three months ended March 31, 2017
Income	$141
Expenses	(295)
Tax Expense(Benefit)	(39)
Net Income(Loss)	$(115)

In accordance with a contract, in addition to its equity interest, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. Also in accordance with the contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost-reimbursement basis. As of March 31, 2017, advances to Building America by the HIT totaled $261,000, which represents less than 0.01% of HIT’s average monthly net assets. A rollforward of advances to Building America by the HIT is included in the table below:

$ in Thousands
Advances to Building America by HIT
Beginning Balance, 12/31/2016	$75
Advances in 2017	261
Repayment by BACDE in 2017	(156)
Ending Balance, 3/31/2017	$180

In June 2016, HIT participants authorized it to form a wholly owned subsidiary investment adviser and to register it, as appropriate, under applicable federal or state law. In August 2016, the Securities and Exchange Commission granted no action relief under section 12(d)(3) of the Investment Company Act of 1940 to allow the HIT to organize and acquire the securities issued by a wholly owned subsidiary that will operate as an investment adviser and be registered under the Investment Advisers Act of 1940. HIT wholly owns HIT Advisers, a Delaware limited liability company, directly (99.9%), and indirectly (0.1%) through HIT Advisers Managing Member which is also a wholly owned subsidiary of HIT. This structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers business. HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

Summarized financial information for HIT Advisers on a historical cost basis is included in the table below:

$ in Thousands
As of March 31, 2017
Assets	$28
Liabilities	$795
Equity	$(767)

For the three months ended March 31, 2017
Income	$—
Expenses	(206)
Tax Expense(Benefit)	—
Net Income(Loss)	$(206)

In accordance with a contract, in addition to its participation interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. However, as with many start-up operations, there is no certainty that HIT Advisers will generate sufficient revenue to cover its operations and liabilities. Also in accordance with the contract, the HIT provides the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of March 31, 2017, HIT Advisers had no clients or assets under management and did not earn income. A rollforward of advances to HIT Advisers by the HIT is included in the table below:

$ in Thousands
Advances to HIT Advisers by HIT
Beginning Balance, 12/31/2016	$607
Advances in 2017	176
Repayment by HIT Advisers in 2017	—
Ending Balance, 3/31/2017	$783

Item 2. Controls and Procedures.

(a)	The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)	There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:	/s/ Stephen Coyle
	Name:	Stephen Coyle
	Title:	Chief Executive Officer

Date:      May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: May 30, 2017
/s/ Erica Khatchadouria
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date: May 30, 2017